TAXES ON INCOME (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Contingency [Line Items]
Gross unrecognized tax benefits	$ 666	$ 342	$ 498
Increase in tax positions taken in prior years	159	469
Decrease in tax positions taken in prior years	0	(145)	(156)
Gross unrecognized tax benefits	$ 825	$ 666	$ 342